Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts

(in thousands)

		Additions
		Changes in
	Balance at	allowances, charges to		Balance at
	beginning	expenses and changes		end
	of period	to other accounts	Deductions	of period
Year ended December 31, 2010:
Provision for doubtful accounts	$1,616	500(1)	(134)(3)	$1,982
Provision for billing adjustments	$4,701	(1,297)(1)	(844)(3)	$2,560
Transaction processing accruals - processing errors	$5,484	3,891(2)	(4,235)(3)	$5,140
Year ended December 31, 2011:
Provision for doubtful accounts	$1,982	1,899(1)	(1,773)(3)	$2,108
Provision for billing adjustments	$2,560	(347)(1)	(176)(3)	$2,037
Transaction processing accruals - processing errors	$5,140	3,763(2)	(3,581)(3)	$5,322
Year ended December 31, 2012:
Provision for doubtful accounts	$2,108	2,045(1)	(1,539)(3)	$2,614
Provision for billing adjustments	$2,037	(991)(1)	251(3)	$1,297
Transaction processing accruals - processing errors	$5,322	2,803(2)	(6,401)(3)	$1,724

(1)	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
(2)	Amount reflected is the change in transaction processing accruals reflected in cost of services expenses.
(3)	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing accruals reflect actual billing adjustments and processing errors charged against the allowances.